Retirement Plans (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012
Defined Benefit Plans
2013	$ 10.0
2014	10.4
2015	10.9
2016	11.5
2017	12.4
2018-2022	74.6
Postretirement Benefit Plan
2013	0.7
2014	0.7
2015	0.8
2016	0.9
2017	0.9
2018-2022	$ 6.0